Income (Loss) per Common Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
	2021	2020	2021	2020
	Continuing operations		Discontinued operations
Numerator:
Net (loss) income attributable to common stockholders – basic	$(134,512)	$(51,561)	$60,037	$1,136
Add: Effect of mark-to-market adjustment recognized during the period	78,497	—	—	—
Net (loss) income attributable to common stockholders – diluted	$(56,015)	$(51,561)	$60,037	$1,136

Denominator:
Weighted-average shares of common stock – basic	39,951,865	13,757,550	39,951,865	13,757,550
Effect from conversion of shares of common stock under the Convertible Senior Notes (Note 11)	10,982,805	—	10,982,805	—
Weighted-average shares of common stock – diluted	50,934,670	13,757,550	50,934,670	13,757,550

Basic earnings per share	$(3.37)	$(3.75)	$1.50	$0.08
Diluted earnings per share	$(1.10)	$(3.75)	$1.18	$0.08